Other expense - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 102	$ 200
Explanation of period over which management has projected cash flows, period	5 years
Loss on investment, equity loss of share obligation	$ 53	20
Gain (losses) on disposals of investments	$ 13	$ (34)
Cash-generating units
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years	5 years
Discount rate applied to cash flow projections	7.50%
Recoverable amount of asset or cash-generating unit	$ 464	$ 515
Bottom of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		8.00%
Top of range | Cash-generating units
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		8.50%
Property, plant and equipment
Disclosure of information for cash-generating units [line items]
Impairment loss	8
Finite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss		$ 14
Indefinite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 85	145
BELL MEDIA | Indefinite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss		$ 31